Defined Asset Funds(sm)

Select Series
1999
B

IRA Ideal!

The Select S&P Industrial Portfolio

Take Indexing to Another Level

[LOGO] Merrill Lynch

Indexing -- it's a strategy to mirror the returns of major indices. Why not take a step beyond?

The Defined Asset Funds(sm) Select S&P Industrial Portfolio can help.

Instead of simply replicating an index, the Select S&P Industrial Portfolio singles out stocks within the S&P Industrial Index(1) for a combination of value, capital appreciation potential and current dividend income.

The Portfolio seeks total return through a contrarian strategy of selecting 15 stocks from the Index with high dividend yields and potential value.

The Strategy

The Select S&P Industrial Portfolio employs a disciplined "buy and hold" strategy. Each year, we intend to reapply the screening process to select a new Portfolio. You can reinvest in the next Portfolio, if available, at a reduced sales charge, or you can redeem your investment. Although each Portfolio is a one-year investment, we recommend you stay with the Strategy for at least three to five years for potentially more consistent results.

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     (1) "Standard & Poor's," "S&P," "S&P 500 Index" and the "S&P Industrial
Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Defined Asset Funds. The Portfolio is not sponsored, managed, sold or promoted by Standard & Poor's. The name "Dow Jones Industrial Average" is the property of Dow Jones & Company, Inc.

Select S&P Industrial Portfolio -- 1999 Series B(2)

                                                                  Current
      Name of Issuer                      Ticker Symbol       Dividend Yield(3)

1.    HEINZ (H.J.) COMPANY                    HNZ                  2.91%
2.    CONAGRA, INC.                           CAG                  2.71
3.    WINN-DIXIE STORES, INC.                 WIN                  2.57
4.    EMERSON ELECTRIC COMPANY                EMR                  2.39
5.    MAY DEPARTMENT STORES COMPANY           MAY                  2.38
6.    ROHM AND HAAS COMPANY                   ROH                  2.14
7.    BESTFOODS                               BFO                  2.05
8.    AIR PRODUCTS & CHEMICALS, INC.          APD                  2.00
9.    ALLTEL CORPORATION                      AT                   1.85
10.   V.F. CORPORATION                        VFC                  1.71
11.   AVERY DENNISON CORPORATION              AVY                  1.69
12.   HERSHEY FOODS CORPORATION               HSY                  1.69
13.   PITNEY BOWES, INC.                      PBI                  1.67
14.   TEXTRON, INC.                           TXT                  1.66
15.   NEWELL RUBBERMAID, INC.                 NWL                  1.60

The Portfolio does not reflect the research opinions or any buy or sell recommendations of any of the Sponsors or Standard & Poor's(1).


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     (2) Initial date of deposit -- March 29, 1999

     (3) Current dividend yield for each stock was calculated by annualizing the last monthly, quarterly or semi-annual ordinary dividend received on that stock and dividing the result by its market value as of the close of trading on March 26, 1999. There can be no assurance that future dividends, if any, will be maintained at the indicated rates.




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



Past Performance of the Prior Select S&P Industrial Portfolios

Past performance is no guarantee of future results.

Series From Inception Through 12/31/98       Most Recently Completed Portfolio
   (including annual rollovers)

Inception     Series           Return         Period          Series      Return
1/22/97         A              18.20%     1/22/97-3/13/98       A         31.43%
2/24/97         B              19.65      2/24/97-4/24/98       B         22.96
4/21/97         C              26.03      4/21/97-5/22/98       C         35.59
6/9/97          D              16.12       6/9/97-7/17/98       D         19.39
7/21/97         E              14.56      7/21/97-8/21/98       E          8.25
9/8/97          F              18.07       9/8/97-10/2/98       F          9.95
10/20/97        G              10.31     10/20/97-12/4/98       G         14.22
12/2/97         H              11.52

The chart above shows average annual total returns which represent price changes plus dividends reinvested, divided by the initial public offering price, and reflects maximum sales charges and expenses. Returns for Series
From Inception differ from Most Recently Completed Portfolio because the former figures reflect a reduced sales charge on annual rollovers and different performance periods.


The Selection Process

The Select S&P Industrial Portfolio looks for potential values in the equity market by investing in companies in the S&P Industrial Index that may be currently out of favor. It does this through a disciplined four-part screening process:

1. Defining the Universe: We begin with the S&P Industrial Index, a sub-set of the S&P 500 Index(1), which includes only industrial stocks. Defined Asset Funds then removes any stocks that are a part of the Dow Jones Industrial Average(1) (DJIA).

2. Quality Screen: We include only stocks that are ranked A+ or A by Standard & Poor's. Standard & Poor's determines these stock rankings using a computerized system which focuses primarily on the growth and stability of per-share earnings and dividends. It then assigns a symbol to each stock, which ranges from A+ for the highest ranked stocks to D for those stocks which Standard & Poor's considers to be the most speculative. These rankings differ from credit-worthiness rankings of bonds and are not



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



     intended to predict stock price movements.

3. Market Capitalization: We then rank the stocks by their market capitalization from highest to lowest, and eliminate the lowest 25%. This allows the Portfolio to avoid smaller, less liquid issues.

4. Highest Dividend Yield: Finally, we rank the remaining stocks according to dividend yield. From that group, we select the l5 highest-yielding stocks for the Portfolio, whose prices may be undervalued.


Avoid the teachings of speculators whose judgments are not confirmed by experience.

LEONARDO DA VINCI

Hypothetical Past Performance of the Strategy (not any Portfolio)

Growth of $10,000 Invested Over 25 Years -- 1/1/74 through 12/31/98

Strategy(4).........$614,575    S&P 500 Index..................$309,140
DJIA................$288,778    S&P Industrial Index...........$306,527

Growth of $10,000 Invested Over 26 Years -- 1/1/73 Through 12/31/98

     [A mountain chart, captioned "Growth of $10,000 Invested Over 26 Years -- 1/1/73 through 12/31/98" compares the cumulative annual performance from 1973 through 12/31/98 of the Strategy(4) (ochre), the Dow Jones Industrial Average
(DJIA) (pink), the S&P 500 Index (purple) and the S&P Industrial Index (green). An ochre box in the upper left quadrant indicates the components of the Strategy performance section of the chart. The horizontal or (Y) axis compares the cumulative annual performance by YEAR, from 1973 through 1998. The vertical or
(X) axis reflects DOLLAR AMOUNT value for each index from 1973 ending 1998. The initial value of each investment is $10,000. Throughout the period from 1973 through December 31, 1998, increases in each investment build towards the right vertical or (X) axis. At the end of this period, the right vertical or (X) axis, reflects the ending value of the

--------
     (4) Net of Portfolio sales charges (2.75% for the first year, 1.75% for each subsequent year) and estimated expenses.



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



STRATEGY ($496,125), the ending value of the S&P 500 Index ($263,820), the ending value of the S&P Industrial Index ($261,743) and the ending value of the DJIA ($250,890).]

Since stocks in the Portfolio were chosen solely by applying the Strategy, we analyzed the Strategy to see how it could have performed. Past performance of the Strategy is no guarantee of future results of any Portfolio. The Strategy (with Portfolio sales charges and expenses deducted) would have underperformed the DJIA in 9, the S&P 500 Index in 10 and the S&P Industrial Index in 9 of the last 26 years. There can be no assurance that any Portfolio will outperform these indices.

Annual Total Returns

                                            S&P                                                   S&P
                               S&P 500   Industrial                                 S&P 500    Industrial
Year   Strategy(4)    DJIA      Index      Index      Year   Strategy(4)    DJIA     Index       Index
1973    -20.13%      -13.12%   -14.66%    -14.61%     1987      2.52         6.02     5.67         9.13
1974     -5.35       -23.14    -26.47     -26.54      1988     42.04        15.95    16.58        15.80
1975     40.63        44.40     36.92      36.78      1989     35.40        31.71    31.11        29.30
1976     30.89        22.72     23.53      22.59      1990      0.96        -0.57    -3.20        -0.84
1977     -6.53       -12.71     -7.19      -8.20      1991     27.06        23.93    30.51        30.39
1978      6.06         2.69      6.39       7.50      1992     11.53         7.34     7.67         5.63
1979     26.47        10.52     18.02      18.40      1993      2.28        16.72     9.97         8.90
1980     18.23        21.41     31.50      32.98      1994     11.41         4.95     1.30         3.75
1981      7.67        -3.40     -4.83      -6.69      1995     36.68        36.48    37.10        34.26
1982     25.87        25.79     20.26      20.14      1996     12.25        28.57    22.69        22.70
1983     24.72        25.68     22.27      22.79      1997     33.34        24.78    33.10        30.80
1984     12.34         1.06      5.95       4.09      1998     15.10        18.00    28.34        33.43
1985     29.98        32.78     31.43      30.08
1986     28.78        26.91     18.37      18.54     Average   16.20%       13.19%   13.41%       13.38%


Average Annual Total Returns

For periods ending 12/31/98  3 year  5 year   10 year  15 year  20 year  25 year
Strategy(4)                  19.52%  21.06%   17.83%   19.29%   19.57%   17.91%
DJIA                         23.71%  22.08%   18.62%   17.71%   17.14%   14.40%
S&P 500 Index                27.97%  23.82%   19.03%   17.74%   17.50%   14.71%
S&P Industrial Index         28.89%  24.43%   19.09%   17.77%   17.51%   14.67%

Returns shown represent price changes plus dividends reinvested at year ends, divided by the initial public offering price and do not reflect deduction of any commissions or taxes. Portfolio performance will differ from the Strategy because of commissions, Portfolios are established and liquidated at different times during the year, they normally purchase and sell stocks at prices different from those used in determining Portfolio unit price, they are not fully invested at all times and stocks may not be weighted equally.






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



[logo] Defined Asset Funds
Buy With Knowledge o  Hold with Confidence

EQUITY INVESTOR FUNDS

Other Select Series

Select Ten Portfolio (DJIA)
United Kingdom Portfolio (Financial Times Index)
Select Growth Portfolio
Select S&P Industry Turnaround Portfolio
Select Standard & Poor's Intrinsic Value Portfolio

Concept Series

Baby Boomer Economy Portfolio
Health Care Trust (Pharmaceutical & Biotechnology Portfolio)
Premier American Portfolio
Premier World Portfolio
Real Estate Income Fund
Tele-Global Trust
Utility Portfolio

Index Series

S&P 500 Trust
S&P MidCap Trust

FIXED-INCOME FUNDS

Corporate Funds
Government Funds
Municipal Trusts



Defined Asset Funds -- Our Philosophy

At Defined Asset Funds, we are ever mindful that behind every investment dollar lies something infinitely more important -- your investment goal. That is why we offer a full range of defined investments designed to meet a variety of objectives.





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



We are committed to providing our investors with some of today's most attractive equity and fixed-income investments, within the convenient "buy and hold" structure of a Unit Investment Trust. For income, for growth or for total return, we believe that time in the market can be an effective strategy for growing your portfolio.

At Defined Asset Funds, we set the foundation for all of our portfolios in this way, because we too have an important goal in mind -- yours.

Take a step beyond!

You can get started with the Select S&P Industrial Portfolio for about $250. Call your financial professional for a free prospectus containing more complete information, including sales charges, expenses and risks. Please read it carefully before you invest or send money.

Defining Your Risks

Please keep in mind the following factors when considering this investment. Your financial professional will be happy to answer any questions you may have.

o The Portfolio is designed for investors who can assume the risks associated with equity investments, and may not be appropriate for investors seeking capital preservation.

o There can be no assurance that the Portfolio will meet its objective, that dividend rates will be maintained, that stock prices will not decrease or that the Portfolio will outperform its indices.

o The value of your investment will fluctuate with the prices of the underlying stocks. Stock prices can be volatile.

o These stocks may have higher yields because they or their industries are experiencing financial difficulties or are out of favor. There can be no assurance that the market factors which caused these relatively low prices and high yields will change

o    The Portfolio is concentrated in the food industry.

o Portfolio results of this value-oriented Strategy may vary from the S&P Industrial Index for various reasons. For example, the S&P Industrial Index performance may be driven by stocks not held in the Portfolio, such as growth stocks.

A Tax-Efficient Structure





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



When seeking capital appreciation, managing tax liability on capital gains can be vital to your overall return. By holding this fund for more than one year, individuals may be eligible for the favorable federal tax rates on net long-term capital gains (currently no more than 20%).

Generally, dividends and any gains will be subject to tax each year, whether or not reinvested. If you purchase this Portfolio during the initial offering period, you will be eligible for the tax-deferred rollover feature, which enables you to carry forward your cost basis on stocks transferred to future portfolios, if available, until you choose to sell you investment. Please contact you tax advisor concerning state and local taxation.

Defining Your Costs

First-time investors pay an initial sales charge of about 1% when they buy. In addition, all investors pay a deferred sales charge of $17.50 per 1,000 units, about 1.75%, deducted over the last ten months of the Portfolio.

                                             As a % of
                                          Public Offering      Amount per
                                               Price           1,000 Units
--------------------------------------------------------------------------------
Initial Sales Charge                           1.00%              $10.00
Deferred Sales Charge                          1.75%              $17.50
                                      ==========================================
Maximum Sales Charge                           2.75%              $27.50
Estimated Annual Operating Expenses
(as a % of net assets)                         0.166%             $1.64

Estimated Organization Costs                                      $0.65
--------------------------------------------------------------------------------


















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



If you sell your units before termination, the remaining balance of your deferred sales charge will be deducted, along with the estimated costs of selling Portfolio securities, from the proceeds you receive. If you roll over to a successor Portfolio, if available, the initial charge will be waived. You will only pay the deferred sales charge.

Volume Purchase Discounts

For larger purchases, the overall sales charges are reduced to put more of your investment dollars to work for you.

                                                    Total Sales Charge
                                                   as a % of the Public
Amount Purchased                                      Offering Price
--------------------------------------------------------------------------------
Less than $50,000                                          2.75%
$50,000 to $99,999                                         2.50%
$100,000 to $249,999                                       2.00%
$250,000 to $999,999                                       1.75%
$1,000,000 or more                                         1.00%
--------------------------------------------------------------------------------


The information in this brochure is not complete and may be changed. We may not sell the securities of the next Portfolio until the registration filed with the Securities and Exchange Commission is effective. This brochure is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where their offer or sale in not permitted.


                                                                    11579BR-3/99

[recycle logo] Printed on Recycled Paper

(C)1999 Merrill Lynch, Pierce, Fenner & Smith Incorporated, Member SIPC.







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